PROVISION FOR CONTINGENCIES - Contingent liabilities of Civil lawsuits Consolidated (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) m³ / d	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Apr. 30, 2016 BRL (R$)
Contingent liabilities
Contingent liability on legal proceedings	R$ 26,419,086
Legal provision
Contingent liabilities
Contingent liability on legal proceedings	54,717,079		R$ 58,275,911
Brazilian Association of Water and Electric Energy Consumers
Contingent liabilities
Initial cause	2,397,003
Restated initial cause	3,525,049
Lawsuit filed by the National Association of Consumers (ANDECO)
Contingent liabilities
Losses	10,224,482
Legal Double	20,448,964
Contingent liability on legal proceedings | $		$ 23,333,079
Electrobras Distribuicao Acre S.A.
Contingent liabilities
Contingent liability on legal proceedings	636,683
Electrobras Distribuicao Acre S.A. | Lawsuit filed by the National Association of Consumers (ANDECO)
Contingent liabilities
Losses	250,570
Legal Double	501,140
Eletrobras Amazonas Distribuicao de Energia S.A.
Contingent liabilities
Contingent liability on legal proceedings	12,670,272
Eletrobras Amazonas Distribuicao de Energia S.A. | Lawsuit filed by the National Association of Consumers (ANDECO)
Contingent liabilities
Losses	4,813,561
Legal Double	9,627,122
Eletrobras Amazonas Distribuicao de Energia S.A. | Limitation of the volume of gas
Contingent liabilities
Contingent liability on legal proceedings	R$ 626,000
Reimbursement of daily contracted quantity limit by CCC | m³ / d	5,420,000
Contingent liability on legal proceedings			R$ 340,000
Eletrobras Amazonas Distribuicao de Energia S.A. | Oil Reimbursement- ANEEL Ratifying Resolution
Contingent liabilities
Contingent liability on legal proceedings				R$ 100,081
Eletrobras Distribuicao Alagoas S.A.
Contingent liabilities
Contingent liability on legal proceedings	R$ 4,950,016
Eletrobras Distribuicao Alagoas S.A. | Lawsuit filed by the National Association of Consumers (ANDECO)
Contingent liabilities
Losses	1,948,106
Legal Double	3,896,212
Electrobras Distribuicao Piaui S.A.
Contingent liabilities
Contingent liability on legal proceedings	4,657,905
Electrobras Distribuicao Piaui S.A. | Lawsuit filed by the National Association of Consumers (ANDECO)
Contingent liabilities
Losses	1,833,144
Legal Double	3,666,288
Electrobras Distribuicao Rondonia S.A.
Contingent liabilities
Contingent liability on legal proceedings	3,206,435
Electrobras Distribuicao Rondonia S.A. | Lawsuit filed by the National Association of Consumers (ANDECO)
Contingent liabilities
Losses	1,261,910
Legal Double	2,523,820
Electrobras Distribuicao Roraima S.A.
Contingent liabilities
Contingent liability on legal proceedings	297,775
Electrobras Distribuicao Roraima S.A. | Lawsuit filed by the National Association of Consumers (ANDECO)
Contingent liabilities
Losses	117,191
Legal Double	R$ 234,382